Contingencies and Commitments (Details Textual) $ in Millions, in Millions	1 Months Ended		12 Months Ended
	Dec. 10, 2019 CLF ( )	Oct. 30, 2014 CLF ( )	Dec. 31, 2019 CLP ($) shares	Dec. 31, 2019 CLF ( ) shares	Dec. 31, 2018 CLP ($)
Disclosure of contingent liabilities [line items]
Provision for legal contingencies | $			$ 237		$ 204
Banchile Corredores De Bolsa S.a [Member]
Disclosure of contingent liabilities [line items]
Number of shares in Santiago Stock Exchange pledged | shares			1,000,000	1,000,000
Number of shares in Electronic Chilean Stock Exchange pledged | shares			100,000	100,000
Insurance policy guarantee expire date			Jan. 02, 2020
Maturity date			Jul. 22, 2020
Banchile Corredores De Bolsa S.a [Member] | USD [Member]
Disclosure of contingent liabilities [line items]
Insurance policy coverage | $			$ 10,000,000
Cash guarantee to Pershing			$122,494.32
Banchile Corredores De Bolsa S.a [Member] | CLF [Member]
Disclosure of contingent liabilities [line items]
Guarantee for complying with contracts of SOMA				10,500
Fine imposed	7,500	50,000
Banchile Corredores De Bolsa S.a [Member] | CLF [Member] | Fixed Income Tender Process [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees issued				500
Banchile Corredores De Bolsa S.a [Member] | CLF [Member] | Variable Income Tender Process [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees issued				500
Banchile Administradora General De Fondos S.a
Disclosure of contingent liabilities [line items]
Bank guarantees issued				3,090,000
Bank guarantee for benefit of investors in portfolio management				401,800
Policy for guaranteed amount for Real State Funds				755,800
Maturity date			Jan. 10, 2020
Banchile Corredores De Bolsa S.a
Disclosure of contingent liabilities [line items]
Insurance policy guarantee				20,000
Maturity date			Apr. 22, 2020
Bank Guarantee By Maturity Date Three | Banchile Corredores De Bolsa S.a [Member] | CLF [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees issued				251,400
Bank Guarantee By Maturity Date Two [Member] | Banchile Administradora General De Fondos S.a
Disclosure of contingent liabilities [line items]
Bank guarantees issued | $					$ 2,977,300